Revenue - Summary of Company's Revenue and Non-current Assets (Detail) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 4,429,603	$ 7,435,566	$ 25,596,972	$ 26,928,439	$ 18,340,249
Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	4,429,603	7,435,566	25,596,972	26,928,439	18,340,249
Canada [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	2,038,976	4,411,599	10,733,922	13,832,691	$ 10,889,542
Americas [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	1,520,075	1,249,604
Asia-Pacific [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	677,868	1,718,738
Other [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	$ 192,684	$ 55,625	$ 1,454,879	$ 805,306